UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	08/31
Date of reporting period:	11/30/06

The following Form N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate Form N-Q will be filed for these series, as appropriate.

FORM N-Q
Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Equity Fund
November 30, 2006 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Banks--5.4%
Bank of America	95,000	5,115,750
HSBC Holdings, ADR	35,000 a	3,255,000
SunTrust Banks	34,000	2,776,100
		11,146,850
Capital Goods--7.7%
Emerson Electric	60,000	5,202,000
General Electric	298,000	10,513,440
		15,715,440
Consumer Services--1.5%
Hilton Hotels	45,000	1,477,350
McDonald's	40,000	1,678,800
		3,156,150
Diversified Financial Services--10.7%
American Express	73,000	4,286,560
Ameriprise Financial	16,000	865,600
Citigroup	158,233	7,846,774
JPMorgan Chase & Co.	90,000	4,165,200
Merrill Lynch & Co.	55,000	4,808,650
		21,972,784
Energy--19.1%
BP, ADR	50,000	3,404,000
Chevron	121,000	8,750,720
ConocoPhillips	70,000	4,711,000
Exxon Mobil	190,060	14,598,509
Halliburton	50,000	1,687,000
Occidental Petroleum	40,000	2,013,600
Royal Dutch Shell, Cl. A, ADR	50,000	3,551,500
Total, ADR	8,000	571,680
		39,288,009
Food & Staples Retailing--5.6%
Wal-Mart Stores	82,000	3,780,200
Walgreen	162,000	6,559,380
Whole Foods Market	25,000	1,220,000
		11,559,580
Food, Beverage & Tobacco--17.9%
Altria Group	160,000	13,473,600
Anheuser-Busch Cos.	43,000	2,042,930
Coca-Cola	180,000	8,429,400
Nestle, ADR	70,050	6,184,014
PepsiCo	107,000	6,630,790
		36,760,734
Health Care Services--.7%
UnitedHealth Group	30,000	1,472,400
Household & Personal Products--4.7%
Estee Lauder Cos., Cl. A	30,000	1,238,700
Procter & Gamble	135,000	8,476,650
		9,715,350
Insurance--1.4%
American International Group	40,580	2,853,586
Materials--.8%
Praxair	25,000	1,560,000

Media--5.9%
McGraw-Hill Cos.	120,000	7,998,000
News, Cl. A	200,200	4,124,120
		12,122,120
Pharmaceuticals & Biotechnology--8.0%
Abbott Laboratories	70,000	3,266,200
Eli Lilly & Co.	45,000	2,411,550
Johnson & Johnson	90,000	5,931,900
Merck & Co.	30,000	1,335,300
Pfizer	130,350	3,583,321
		16,528,271
Retailing--2.2%
Home Depot	50,000	1,898,500
Target	45,000	2,614,050
		4,512,550
Semiconductors & Equipment--3.4%
Intel	325,000	6,938,750
Software & Services--3.0%
Automatic Data Processing	25,000	1,205,750
Microsoft	170,000	4,986,100
		6,191,850
Transportation--1.3%
United Parcel Service, Cl. B	35,000	2,727,200
Total Common Stocks
(cost $151,839,720)		204,221,624

Other Investment--.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $645,000)	645,000 [b]	645,000

Investment of Cash Collateral
for Securities Loaned--1.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,325,000)	3,325,000 [b]	3,325,000

Total Investments (cost $155,809,720)	101.2%	208,191,624
Liabilities, Less Cash and Receivables	(1.2%)	(2,403,226)
Net Assets	100.0%	205,788,398

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's
	securities on loan is $3,255,000 and the total market value of the collateral held by the fund is $3,325,000.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

[INSERT SCHEDULE OF INVESTMENTS HERE]

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.: - Dreyfus Premier Core Equity Fund
By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)